Borrowings - Maturities of long-term borrowings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Borrowings [Abstract]
2023	¥ 456,663
2024	904,738
2025	1,180,692
2026	1,402,216
2027	870,856
2028 and thereafter	4,173,191
Subtotal	8,988,356	¥ 7,851,677
Trading balances of secured borrowings	269,950	123,335
Total	¥ 9,258,306	¥ 7,975,012